Financial Instruments - Interest Rate Swaps (Details) - MXN ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Financial Assets and Financial Liabilities [Line Items]
Face amount	$ 52,369	$ 79,088
2024
Disclosure of Financial Assets and Financial Liabilities [Line Items]
Face amount	10,052
2025
Disclosure of Financial Assets and Financial Liabilities [Line Items]
Fair value Liability	72	0
2027
Disclosure of Financial Assets and Financial Liabilities [Line Items]
Face amount	4,223
2028
Disclosure of Financial Assets and Financial Liabilities [Line Items]
Face amount	8,685
2029 and Thereafter
Disclosure of Financial Assets and Financial Liabilities [Line Items]
Face amount	29,409
Interest rate swaps | 2024
Disclosure of Financial Assets and Financial Liabilities [Line Items]
Face amount	2	11,675
Fair value Liability	0	0
Fair Value Asset	65	236
Interest rate swaps | 2025
Disclosure of Financial Assets and Financial Liabilities [Line Items]
Face amount		2,227
Fair value Liability		0
Fair Value Asset		129
Interest rate swaps | 2026
Disclosure of Financial Assets and Financial Liabilities [Line Items]
Face amount	8,447
Fair value Liability	(1,381)
Fair Value Asset	$ 0
Interest rate swaps | 2029 and Thereafter
Disclosure of Financial Assets and Financial Liabilities [Line Items]
Face amount		9,681
Fair value Liability		1,728
Fair Value Asset		$ 0